Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of basic and diluted loss per share

	For the year ended December 31,
	2023	2022	2021
Net loss for the period (in thousands of euros)	(39,700)	(57,041)	(47,063)
Weighted average number of shares	36,928,161	34,851,868	34,733,418
Basic loss per share (in euros)	(1.08)	(1.64)	(1.35)
Diluted loss per share (in euros)	(1.08)	(1.64)	(1.35)